Shareholder Report, Average Annual Return (Details) 193911_Innovator Buffer Step-Up Strategy ETF_TF_TSR Annual {TF}	12 Months Ended	44 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Buffer Step-Up Strategy ETF®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Buffer Step-Up Strategy ETF NAV
Average Annual Return, Percent	13.26%	10.59%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	16.00%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	14.28%